JPMORGAN TRUST I

JPMorgan Income Funds
JPMorgan Bond Fund
JPMorgan Short Term Bond Fund
Prospectuses dated July 1, 2008
(All Share Classes)

JPMorgan Tax Aware Funds
JPMorgan Tax Aware Enhanced Income Fund
JPMorgan Tax Aware Short-Intermediate Income Fund
Prospectuses dated February 29, 2008
(All Share Classes)

JPMorgan Municipal Funds
JPMorgan Intermediate Tax Free Bond Fund
Prospectuses dated July 1, 2008
(All Share Classes)

JPMorgan U.S. Equity Funds
JPMorgan Capital Growth Fund
JPMorgan Dynamic Small Cap Growth Fund
Prospectuses dated November 1, 2008
(All Share Classes)

JPMORGAN TRUST II

JPMorgan Income Funds
JPMorgan Core Bond Fund
JPMorgan Core Plus Bond Fund
JPMorgan Government Bond Fund
JPMorgan Intermediate Bond Fund
JPMorgan Short Duration Bond Fund
JPMorgan Ultra Short Duration Bond Fund
Prospectuses dated July 1, 2008
(All Share Classes)

JPMorgan Municipal Funds
JPMorgan Kentucky Municipal Bond Fund
JPMorgan Louisiana Municipal Bond Fund
JPMorgan Short Term Municipal Bond Fund
JPMorgan West Virginia Municipal Bond Fund
Prospectuses dated July 1, 2008
(All Share Classes)

JPMorgan U.S. Equity Funds
JPMorgan Diversified Mid Cap Growth Fund
JPMorgan Diversified Mid Cap Value Fund
JPMorgan Large Cap Growth Fund
Prospectuses dated November 1, 2008
(All Share Classes)

J.P. MORGAN FLEMING MUTUAL FUND GROUP, INC.

JPMorgan U.S. Equity Funds
JPMorgan Mid Cap Value Fund
Prospectuses dated November 1, 2008
(All Share Classes)

UNDISCOVERED MANAGERS FUNDS

Undiscovered Managers Small Cap Growth Fund
Prospectuses dated December 31, 2008
(All Share Classes)

Supplement dated February 20, 2009
to the Prospectuses as dated above, and as supplemented

At a meeting held February 17-19, 2009, the Boards of Trustees of JPMorgan Trust I, JPMorgan Trust II, J.P. Morgan Fleming Mutual Fund Group, Inc. and Undiscovered Managers Funds (each, a “Trust” and collectively, the “Trusts”) approved a number of proposals concerning the Funds listed above. Each of the proposals will require shareholder approval before it is implemented as described below.

Merger Proposals

Subject to shareholder approval, the Boards of Trustees of the Trusts approved a number of individual fund mergers for certain Funds (set forth in the table below, each an “Acquired Fund, and collectively the ”Acquired Funds“) into certain compatible funds (as set forth in the table below, each an “Acquiring Fund”, and

SUP-CM-209

collectively the “Acquiring Funds”, and together with the Acquired Funds, the “Funds”). These individual fund mergers were recommended by the Funds’ adviser, JPMorgan Investment Advisors Inc. (“JPMIA”) or J.P. Morgan Investment Management Inc. (“JPMIM”), as applicable, and the Funds’ administrator, JPMorgan Funds Management, Inc. (“JPMFM”), in an effort to eliminate overlapping product offerings and in order to take advantage of potential operational and administrative efficiencies that may result to the Acquired Funds and the Acquiring Funds after the mergers. After determining that (1) participation in each of the mergers is in the best interests of each of the Funds and (2) the interests of the Funds’ existing shareholders will not be diluted as a result of the mergers, the Trust’s Board of Trustees (the “Board”) approved the following merger transactions:

ACQUIRED FUNDS		ACQUIRING FUNDS
JPMorgan Diversified Mid Cap Value Fund	merges with and into	JPMorgan Mid Cap Value Fund
JPMorgan Intermediate Bond Fund	merges with and into	JPMorgan Core Bond Fund
JPMorgan Kentucky Municipal Bond Fund*	merges with and into
JPMorgan Louisiana Municipal Bond Fund*	merges with and into	JPMorgan Intermediate Tax Free Bond Fund
JPMorgan West Virginia Municipal Bond Fund*	merges with and into
JPMorgan Bond Fund	merges with and into	JPMorgan Core Plus Bond Fund
JPMorgan Short Term Bond Fund	merges with and into	JPMorgan Short Duration Bond Fund
JPMorgan Tax Aware Enhanced Income Fund**	merges with and into	JPMorgan Short Term Municipal Bond Fund (to be renamed JPMorgan Short-Intermediate Municipal Bond Fund effective April 30, 2009)
JPMorgan Tax Aware Short-Intermediate Income Fund**	merges with and into
JPMorgan Capital Growth Fund	merges with and into	JPMorgan Diversified Mid Cap Growth Fund (to be renamed JPMorgan Mid Cap Growth Fund if the Reorganization is approved)
Undiscovered Managers Small Cap Growth Fund	merges with and into	JPMorgan Dynamic Small Cap Growth Fund

*	Each of the JPMorgan Kentucky Municipal Bond Fund, JPMorgan Louisiana Municipal Bond Fund, and JPMorgan West Virginia Municipal Bond Fund are proposed to merge into JPMorgan Intermediate Tax Free Bond Fund. Each merger is independent of the others and not contingent on receipt of all three Acquired Funds’ shareholders’ approval; therefore, it is possible that none or only one or two of the mergers would be completed.

**	Both JPMorgan Tax Aware Enhanced Income Fund and JPMorgan Tax Aware Short-Intermediate Income Fund are proposed to merge into JPMorgan Short Term Municipal Bond Fund. Each merger is independent of the other and not contingent on receipt of both sets of shareholders’ approval; therefore, it is possible that neither or only one merger would be completed.

JPMIA and JPMIM, the investment advisers to the Funds, and JPMFM and JPMorgan Distribution Services, Inc. (“JPMDS”), the distributor for the Funds, have agreed to waive their fees and/or reimburse the expenses of the Acquiring Funds, as needed, in order to ensure that the net expense level for each class of shares of the Acquiring Funds following each merger is at least equal to the net expense levels (excluding any fees and expenses associated with investment in other funds, dividend expenses related to short sales, interest (including, if applicable, interest related to investments in inverse floaters), taxes and extraordinary expenses and expenses related to the Board of Trustees’ deferred compensation plan) in effect prior to the merger for the acquired class of the Acquired Funds. These contractual fee waivers and/or reimbursements will stay in effect until June 30, 2010 for the Acquiring Funds except for the JPMorgan Dynamic Small Cap Growth Fund, JPMorgan Diversified Mid Cap Growth Fund, and JPMorgan Mid Cap Value Fund, where they will continue in effect until October 31, 2010. Furthermore, each merger is intended to qualify as a tax-free reorganization for federal income tax purposes.

Completion of the mergers is subject to a number of conditions, including approval by the shareholders of each Acquired Fund. No merger is contingent upon the approval of any other merger. Shareholder approvals will be sought at a special meeting of shareholders expected to be held on or about June 15, 2009. If you own shares of an Acquired Fund as of the record date for the special meeting for shareholders, you will receive (i) a Prospectus/Proxy Statement describing in detail both the proposed merger and the Acquiring Funds, and summarizing the Board’s considerations in recommending that shareholders approve the reorganization and (ii) a proxy card and instructions on how to submit your vote.

In the case of each merger listed above, if the merger is approved by the shareholders of the Acquired Fund, each holder of a Class of shares of an Acquired Fund will receive, following the transfer, on a tax-free basis for federal income tax purposes, a number of full and fractional shares of the corresponding Class of shares of the Acquiring Fund, except that:

•	Ultra shareholders of the JPMorgan Diversified Mid Cap Value Fund will receive Institutional Class Shares of the JPMorgan Mid Cap Value Fund;

•	Institutional Class shareholders of the Undiscovered Managers Small Cap Growth Fund will receive Select Class Shares of the JPMorgan Dynamic Small Cap Growth Fund; and

•	Institutional Class shareholders of the JPMorgan Short Term Bond Fund will receive Ultra Shares of the JPMorgan Short Duration Bond Fund,

having an aggregate net asset value equal to the aggregate net asset value of the shares of the Acquired Fund held by that shareholder as of the close of business of the New York Stock Exchange (“NYSE”), usually 4:00 p.m. New York time, on the closing day of the merger. Each of the mergers listed above, if approved by shareholders, is expected to close on June 26, 2009 or on another date as the parties to each transaction shall agree.

Change in Investment Objective for JPMorgan Diversified Mid Cap Growth Fund

The Board of Trustees also approved, subject to shareholder approval, replacing the JPMorgan Diversified Mid Cap Growth Fund’s (the “DMCG Fund”) fundamental investment objective with a new, non-fundamental investment objective.

If approved by the DMCG Fund’s shareholders, pursuant to its new investment objective, the DMCG Fund would seek capital growth over the long term. The new investment objective would replace the existing objective which seeks growth of capital and secondarily, current income by investing primarily in equity securities. JPMIA, as investment adviser to the DMCG Fund, has determined that changing the investment objective of the DMCG Fund will provide portfolio management with more flexibility to seek attractive investment opportunities that may offer greater potential for improved performance and that an investment objective without an income component is more representative of the objectives of other “mid cap growth” funds, as designated by Lipper, Inc. The new investment objective will not change the Fund’s investment strategies or the way that the Fund is managed.

Shareholders as of the record date are being asked to approve the new investment objective at a special meeting of shareholders to take place on or about June 15, 2009. If approved, the new investment objective will go into effect on or before June 19, 2009.

Change in Investment Objective for JPMorgan Large Cap Growth Fund

The Board of Trustees also approved, subject to shareholder approval, replacing the JPMorgan Large Cap Growth Fund’s (the “LCG Fund”) fundamental investment objective with a new, non-fundamental investment objective.

If approved by the LCG Fund’s shareholders, pursuant to its new investment objective, the LCG Fund would seek capital growth over the long term. The new investment objective would replace the existing objective which seeks long-term capital appreciation and growth of income by investing primarily in equity securities. JPMIA, as investment adviser to the LCG Fund, has determined that changing the investment objective of the LCG Fund will provide portfolio management with more flexibility to seek attractive investment opportunities that may offer greater potential for improved performance and that an investment objective without an income component is more representative of the objectives of other “large cap growth” funds, as designated by Lipper, Inc. The new investment objective will not change the Fund’s investment strategies or the way that the Fund is managed.

Shareholders as of the record date are being asked to approve the new investment objective at a special meeting of shareholders to take place on or about June 15, 2009. If approved, the new investment objective will go into effect on or before June 19, 2009.

Change in Investment Objective for JPMorgan Government Bond Fund

The Board of Trustees also approved, subject to shareholder approval, replacing the JPMorgan Government Bond Fund’s (the “GB Fund”) fundamental investment objective with a new, non-fundamental investment objective.

If approved by the GB Fund’s shareholders, pursuant to its new investment objective, the GB Fund would seek current income consistent with prudent investment risk. The new investment objective would replace the existing objective which seeks a high level of current income with liquidity and safety of principal. The proposed new investment objective eliminates “high” income because the Fund’s ability to achieve “high” income may be limited given the investment strategies of the Fund. In addition, the new objective eliminates the goal of liquidity and replaces “safety of principal” with “prudent investment risk.” JPMIA, as investment adviser to the GB Fund, believes that the proposed new objective more precisely reflects the Fund’s goal and investment strategies, and will provide portfolio management with more flexibility in meeting the goal of the Fund.

Shareholders as of the record date are being asked to approve the new investment objective at a special meeting of shareholders to take place on or about June 15, 2009. If approved, the new investment objective will go into effect on July 1, 2009.

Change in Investment Objective for JPMorgan Ultra Short Duration Bond Fund

The Board of Trustees also approved, subject to shareholder approval, replacing the JPMorgan Ultra Short Duration Bond Fund’s (the “USDB Fund”) fundamental investment objective with a new, non-fundamental investment objective.

If approved by the USDB Fund’s shareholders, pursuant to its new investment objective, the USDB Fund would seek current income consistent with low volatility of principal. The new investment objective would replace the existing objective which seeks a high level of current income with low volatility of principal by investing in a diversified portfolio of short-term investment grade securities. The proposed new investment objective eliminates “high” income because the Fund’s ability to achieve “high” income may be limited given the investment strategies and policies of the Fund. In addition, the proposed investment objective eliminates the language from the current investment objective which specifies the types of securities the Fund purchases. The current investment objective’s reference to specific investments includes information that will be disclosed as part of the Fund’s investment strategies in its prospectus, and therefore can be removed from the investment objective because it is duplicative. Lastly, JPMIA, as investment adviser to the USDB Fund, believes that the proposed new objective eliminates duplicative language and that changing the investment objective of the USDB Fund will provide portfolio management with more flexibility in meeting the goal of the Fund.

Shareholders as of the record date are being asked to approve the new investment objective at a special meeting of shareholders to take place on or about June 15, 2009. If approved, the new investment objective will go into effect on July 1, 2009.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT
WITH THE PROSPECTUS FOR FUTURE REFERENCE